Audit and Other Services - Summary of Audit and Other Services (Parenthetical) (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of audit fees and non audit fees [Line Items]
Auditors fees payable	£ 8,800,000	£ 5,700,000	£ 5,400,000
Audit-related assurance services	700,000	600,000	£ 2,700,000
Prior year audit services [member]
Disclosure of audit fees and non audit fees [Line Items]
Auditors fee	600,000	0
Audit-related assurance services	£ 100,000	0
Deloitte LLP [member] | Prior year audit services [member]
Disclosure of audit fees and non audit fees [Line Items]
Auditors fees payable		£ 200,000